Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 0.3	$ 0.5
Common unitholders, units issued	44,848,703	44,848,703
Common unitholders, units outstanding	40,478,383	40,478,383